Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (1)	Summary Compensation Table Total for PEO (Kimberly Murphy and Michael Redmond) ($) (1) (2)	Compensation actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income($)(in thousands) (5)
2024	$745,065	$279,699	$275,947	$128,500	$(18)	$(1,056,792)
2023	$592,150	$180,483	$140,115	$276,620	$14	$(2,065,570)

Summary Compensation Table	[1],[2]	$ 745,065	$ 592,150
Total Compensation Actually Paid	[3]	$ 279,699	180,483
Adjustment To PEO Compensation, Footnote [Text Block]

The following tables set forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our NEO’s during each of the years in question:

	PEO: Redmond		Non-PEO NEOs
	2024	2023	2024	2023
Summary Compensation Table	$464,141	$592,150	$322,312	$314,702
Deduct: Amounts Reported Under the “Stock Awards”	-	(84,250)	-	(16,833)
Deduct: Amounts Reported Under the “Option Awards”	(39,000)	-	(20,881)	(123,407)
Add: Fair Value of Awards that Remain Unvested as of year end	-	-	(10,942)	69,492
Add: Fair Value of Awards Granted during year that vest during year	(6,454)	9,337	2,087	67,013
Add/(Deduct): Change in Fair Value from Prior Year-end to current Year-end of Awards Granted prior to year that were Outstanding and Unvested as of year end	(202,378)	-	(10,942)	-
Add/(Deduct): Change in Fair Value from Prior Year-end to vesting date of Awards granted prior to year that were Outstanding and Unvested as of year end	(96,533)	-	(6,591)	-
Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year	(4,663)	-	-	-
Add: Dividends or Other Earnings Paid during year prior to Vesting Date of Award	-	-	-	-
Total Compensation Actually Paid	$115,114	517,237	$275,043	$310,966

Non-PEO NEO Average Total Compensation Amount	[2]	$ 275,947	140,115
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	128,500	276,620
Total Shareholder Return Amount	[4]	(18)	14
Net Income (Loss) Attributable to Parent	[5]	$ (1,056,792,000)	(2,065,570,000)
PEO Name		Kimberly Murphy
Additional 402(v) Disclosure [Text Block]

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table and each of total shareholder return (“TSR”) and net loss.

Michael Redmond [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table		$ 464,141	592,150
Total Compensation Actually Paid		115,114	517,237
Michael Redmond [Member] | Amounts Reported Under the “Stock Awards” [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(84,250)
Michael Redmond [Member] | Amounts Reported Under the “Option Awards” [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(39,000)
Michael Redmond [Member] | Fair Value of Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Michael Redmond [Member] | Fair Value of Awards Granted During Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(6,454)	9,337
Michael Redmond [Member] | Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(202,378)
Michael Redmond [Member] | Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(96,533)
Michael Redmond [Member] | Fair Value of Awards Granted Prior to Year that were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(4,663)
Michael Redmond [Member] | Dividends or Other Earnings Paid During Year Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table		322,312	314,702
Total Compensation Actually Paid		275,043	310,966
Non-PEO NEO [Member] | Amounts Reported Under the “Stock Awards” [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(16,833)
Non-PEO NEO [Member] | Amounts Reported Under the “Option Awards” [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(20,881)	(123,407)
Non-PEO NEO [Member] | Fair Value of Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(10,942)	69,492
Non-PEO NEO [Member] | Fair Value of Awards Granted During Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		2,087	67,013
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(10,942)
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(6,591)
Non-PEO NEO [Member] | Fair Value of Awards Granted Prior to Year that were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Dividends or Other Earnings Paid During Year Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments

[1]	Kimberly Murphy previously served as our PEO. Our NEOs for 2024 were, Redmond and Janet Huffman.
[2]	Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (“SCT”). See the footnotes to the SCT for further detail regarding the amounts in these columns.
[3]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” These amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
[4]	The shareholder return is based on comparing the stock price from the end of one fiscal period to the end of the subsequent fiscal period and determining the percentage that the initial investment has increased or decreased over that period.
[5]	The net income is derived from the GAAP approach of subtracting net expenses from net revenues to arrive at net income.